Shareholder Fees (Vanguard Equity Income Fund Participant)	Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none